Other financial liabilities	12 Months Ended
Mar. 31, 2019
Other financial liabilities
Other financial liabilities

36  Other financial liabilities

	March 31,
	2018	2019
Non-current
Share warrants (refer to Note 32)	84	94
	84	94
Current
Due to employees	196,956	182,495
Share warrants	1,914,520	383,699
Liability for the acquisition of business (refer to Note 43)	904,727	1,190,009
Total	3,016,203	1,756,203